Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segments

9. Segments

The Company identifies its reportable segments according to how the business activities are managed and evaluated and for which discrete financial information is available and regularly reviewed by its Chief Operating Decision Maker (the “CODM”) to allocate resources and assess performance. Because its CODM reviews financial performance and allocates resources at a consolidated level on a regular basis, it has one reportable segment. The following table is a summary of the Company’s main product categories as a percent of net sales:

	Three Months Ended March 31,
	2019	2018
Figures	81.5%	84.2%
Other	18.5%	15.8%

The following tables present summarized geographical information (in thousands):

	Three Months Ended March 31,
	2019	2018
Net sales:
United States	$108,871	$88,850
International	58,194	48,361
Total net sales	$167,065	$137,211

	March 31,	December 31,
	2019	2018
Long-lived assets:
United States	$51,300	$23,781
China and Vietnam	19,825	20,662
United Kingdom	9,315	4,128
Total long-lived assets	$80,440	$48,571

13. Segments

The Company identifies its reportable segments according to how the business activities are managed and evaluated and for which discrete financial information is available and for which is regularly reviewed by its Chief Operating Decision Maker (“CODM”) to allocate resources and assess performance. Because its CODM reviews financial performance and allocates resources at a consolidated level on a regular basis, it has one reportable segment. The following table is a summary of product categories as a percent of sales:

	Year ended December 31,
	2018	2017	2016
Figures	81.6%	81.8%	82.0%
Other	18.4%	18.2%	18.0%

The following tables present summarized geographical information (in thousands):

	Year ended December 31,
	2018	2017	2016
Net sales:
United States	$466,044	$376,087	$352,436
International	220,029	139,997	74,281
Total net sales	$686,073	$516,084	$426,717

	December 31,
	2018	2017
Long-lived assets:
United States	$23,781	$24,637
China and Vietnam	20,662	18,865
United Kingdom	4,128	1,194
Total long-lived assets	$48,571	$44,696